UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Proxima Capital Management, LLC

Address:    900 Third Avenue, 10th Floor
            New York, New York  10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      David Travis
Title:     Chief Financial Officer/Chief Operating Officer
Phone:     (212) 897-5711


Signature, Place and Date of Signing:

/s/ David Travis              New York, New York           February 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  $157,182
                                         (thousands)


List of Other Included Managers:   None

                                                        FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2          COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                         VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------                 --------           -----      --------  --- ---   --- ----  ----------  --------  ----   ------  ----
AIR PRODS & CHEMS INC          COM                009158106     961       11,800 SH        SOLE        NONE        11,800
AOL INC                        COM                00184X105   4,142      177,919 SH        SOLE        NONE       177,919
ASCENT MEDIA CORP              COM SER A          043632108   2,132       83,521 SH        SOLE        NONE        83,521
BIOVAIL CORP                   COM                09067J109   3,216      229,400 SH        SOLE        NONE       229,400
CARTER INC                     COM                146229109   5,786      220,400 SH        SOLE        NONE       220,400
COWEN GROUP INC NEW            CL A               223622101   1,066      180,039 SH        SOLE        NONE       180,039
EMC Corp Mass                  COM                268648102     349       20,000 SH  CALL  SOLE        NONE        20,000
EMULEX CORP                    COM NEW            292475209   6,531      599,200 SH        SOLE        NONE       599,200
ENERGY PARTNERS LTD            COM NEW            29270U303   1,345      157,269 SH        SOLE        NONE       157,269
FIDELITY NATL INFORMATION SV   COM                31620M106   9,024      385,000 SH        SOLE        NONE       385,000
FRESH DEL MONTE PRODUCE INC    ORD                G36738105   4,171      188,724 SH        SOLE        NONE       188,724
GENERAL ELECTRIC CO            COM                369604103   1,513      100,000 SH  PUT   SOLE        NONE       100,000
HILLENBRAND INC                COM                431571108   1,421       75,427 SH        SOLE        NONE        75,427
HOLOGIC INC                    COM                436440101   2,368      163,300 SH        SOLE        NONE       163,300
INTERNET CAP GROUP INC         COM NEW            46059C205   1,497      225,154 SH        SOLE        NONE       225,154
INVERNESS MED INNOVATIONS IN   COM                46126P106   4,714      113,570 SH        SOLE        NONE       113,570
IRSA INVERSIONES Y REP S A     GLOBL DEP RCPT     450047204     242       25,598 SH        SOLE        NONE        25,598
KROGER CO                      COM                501044101   3,258      158,700 SH        SOLE        NONE       158,700
LEAR CORP                      COM NEW            521865204   3,382       50,000 SH        SOLE        NONE        50,000
LIBERTY MEDIA CORP NEW         LIB STAR COM A     53071M708   9,888      214,248 SH        SOLE        NONE       214,248
MONSANTO CO NEW                COM                61166W101   6,519       79,743 SH        SOLE        NONE        79,743
NCR CORP NEW                   COM                62886E108   7,346      660,000 SH        SOLE        NONE       660,000
OMNICARE INC                   COM                681904108   7,684      317,800 SH        SOLE        NONE       317,800
PACER INTL INC TENN            COM                69373H106   1,566      495,638 SH        SOLE        NONE       495,638
POLYCOM INC                    COM                73172K104   4,814      192,800 SH        SOLE        NONE       192,800
POWERWAVE TECHNOLOGIES INC     NOTE  1.875%11/1   739363AD1   2,568    3,000,000 SH        SOLE        NONE     3,000,000
REPUBLIC AWYS HLDGS INC        COM                760276105   3,206      434,476 SH        SOLE        NONE       434,476
RIO TINTO PLC                  SPONSORED ADR      767204100   3,231       15,000 SH        SOLE        NONE        15,000
SPDR TR UNIT                   UNIT SER 1         78462F103  22,288      200,000 SH  PUT   SOLE        NONE       200,000
SARA LEE CORP                  COM                803111103     978       79,644 SH        SOLE        NONE        79,644
SILICON IMAGE INC              COM                82705T102   1,619      627,500 SH        SOLE        NONE       627,500
SLM CORP                       COM                78442P106   3,604      319,758 SH        SOLE        NONE       319,758
STEC INC                       COM                784774101   2,614      160,000 SH        SOLE        NONE       160,000
SYMANTEC CORP                  COM                871503108   3,041      170,000 SH        SOLE        NONE       170,000
SYNOPSYS INC                   COM                871607107   3,527      158,300 SH        SOLE        NONE       158,300
TYCO INTERNATIONAL LTD         SHS                H89128104   2,887       80,900 SH        SOLE        NONE        80,900
VIASAT INC                     COM                92552V100   1,176       37,000 SH        SOLE        NONE        37,000
WASTE SERVICES INC DEL         COM NEW            941075202     828       90,882 SH        SOLE        NONE        90,882
WENDYS ARBYS GROUP INC         COM                950587105   1,453      309,900 SH        SOLE        NONE       309,900
XEROX CORP                     COM                984121103   9,226    1,085,500 SH        SOLE        NONE     1,085,500


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